Share-based Payments (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of other options/warrants issued

	30 June 2018		30 June 2017		30 June 2016
	Number of Options	Weighted Avg Exercise Price AUD$	Number of Options	Weighted Avg Exercise Price AUD$	Number of Options	Weighted Avg Exercise Price AUD$

Outstanding at the beginning of the year	56,378,023	0.440	1,875,129	0.561	4,332,526	0.400
Capital consolidation (40:1)			—	—	—	—
Options granted during the year	8,424,157	0.470	54,752,894	0.430	1,425,532	0.549
Options exercised	(300,000)	—		—	(910,166)	0.376
Lapse of unexercised options	(465,500)	1.550	(250,000)	0.460	(2,972,763)	0.376
Options Outstanding at End of the Year	64,036,680	0.470	56,378,023	0.440	1,875,129	0.561
Options Exercisable at the End of the Year	64,036,680	0.470	56,378,023	0.440	1,875,129	0.561

Schedule of vesting terms of options

The following summarizes information about options held by employees, Directors and third parties as at 30 June 2018 (To add Rows):

Issue Date	Number of Options	Vesting Conditions	Expiry Date	Exercise Price AUD$
29-Jun-12	14,493	Nil	30-Nov-21	AUD$	1.944
29-Jun-12	29,668	Nil	17-Jan-22	AUD$	1.876
3-Mar-14	15,380	Nil	28-Feb-19	AUD$	1.892
29-May-14	140,056	Nil	28-May-19	AUD$	0.300
27-Nov-15	6,000,000	See below	27-Nov-19	AUD$	0.500
18-Feb-16	1,000,000	Nil	24-Feb-19	AUD$	0.570
31-May-16	425,532	Nil	27-Nov-19	AUD$	0.500
7-Jul-16	25,289,894	Nil	30-Nov-19	AUD$	0.550
9-Dec-16	200,000	Nil	27-Nov-19	AUD$	0.500
9-Jun-17	24,400,000	Nil	13-Jun-22	AUD$	0.326
13-Jun-17	3,660,000	Nil	13-Jun-22	AUD$	0.326
22-Jun-17	1,050,000	Nil	1-Oct-18	AUD$	0.500
22-Jun-17	1,000,000	Nil	27-Nov-19	AUD$	0.500
15-Mar-18	7,897,647	Nil	15-Mar-23	AUD$	0.468
15-Mar-18	526,510	Nil	15-Mar-23	AUD$	0.585

Schedule of deemed valuation of options

November 2015 Options

The following table lists the inputs to the model used to determine the weighted average value of the options expensed during the year:

Vesting date	As per above
Dividend yield		—
Expected volatility		100%
Risk-free interest rate		2.11%
Expected life of option (years)		4 years
Option exercise price	AUD$	0.5000
Weighted average share price at grant date	AUD$	0.465
Value per option	AUD$	0.3186

February 2016 Options

The following table lists the inputs to the model used to determine the weighted average value of the options expensed during the year:

Vesting date	N/A
Dividend yield		—
Expected volatility		97%
Risk-free interest rate		1.73%
Expected life of option (years)		3 years
Option exercise price	AUD$	0.5700
Weighted average share price at grant date	AUD$	0.36
Value per option	AUD$	0.1856

May 2016 Options

The following table lists the inputs to the model used to determine the weighted average value of the options expensed during the year:

Vesting date	N/A
Dividend yield		—
Expected volatility		84%
Risk-free interest rate		2.11%
Expected life of option (years)		4 years
Option exercise price	AUD$	0.5000
Weighted average share price at grant date	AUD$	0.41
Value per option	AUD$	0.235

December 2016 Options

Pursuant to an agreement entered between the Company and a consultant on April 1, 2015, the Company granted 1,000,000 options, which were issued and vested on 9 December 2016, and each option entitles the holder to purchase one ordinary share of the Company at an exercise price of A$0.500. These options were issued and vested following the successful completion of related milestone pertaining to a minimum recruitment of 100 patients into the Company’s NASH Phase 2 clinical trial.

The following table lists the inputs to the model used to determine the weighted average value of the options expensed during the year:

Vesting date	N/A
Dividend yield		—
Expected volatility		100%
Risk-free interest rate		1.69%
Expected life of option (years)		3.17 years
Option exercise price	AUD$	0.5000
Weighted average share price at grant date	AUD$	0.285
Value per option	AUD$	0.1431

June 2017 Options

The following table lists the inputs to the model used to determine the weighted average value of the options expensed during the year:

Vesting date	N/A
Dividend yield		—
Expected volatility		100%
Risk-free interest rate		1.69%
Expected life of option (years)		1.33 years
Option exercise price	AUD$	0.5000
Weighted average share price at grant date	AUD$	0.315
Value per option	AUD$	0.0937

Directors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of movement in number of stock options outstanding and weighted average exercise price

The following table illustrates the number and weighted average exercise price of and movement in share options issued to directors during the year:

	30 June 2018		30 June 2017		30 June 2016
	Number of Options	Weighted Avg Exercise Price AUD$	Number of Options	Weighted Avg Exercise Price AUD$	Number of Options	Weighted Avg Exercise Price AUD$

Outstanding at the beginning of the year	6,000,000	0.500	7,000,000	0.456	1,000,000	0.456
Capital consolidation (40:1)			—	—	—	—
Options granted during the year			—	—	6,000,000	0.500
Lapse of unexercised options	—	—	(1,000,000)	0.460	—	—
Options Outstanding at End of the Year	6,000,000	0.500	6,000,000	0.500	7,000,000	0.494
Options Exercisable at the End of the Year	6,000,000	0.500	5,000,000	0.500	1,000,000	0.456

ESOP [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of movement in number of stock options outstanding and weighted average exercise price

The following table illustrates the number and weighted average exercise price of and movement in share options issued under the scheme during the year:

	30 June 2018		30 June 2017		30 June 2016
	Number of Options	Weighted Avg Exercise Price AUD$	Number of Options	Weighted Avg Exercise Price AUD$	Number of Options	Weighted Avg Exercise Price AUD$

Outstanding at the beginning of the year	1,312,500	0.550	1,062,500	1.560	1,856,150	0.440
Capital consolidation (40:1)			—	—	—	—
Options granted during the year	—	—	1,250,000	0.500	—	—
Granted options to be issued*			—	—	—	—
Options exercised			—	—	(150,000)	0.276
Lapse of unexercised options	—	—	(1,000,000)	0.500	(643,650)	0.276
Options Outstanding at End of the Year	1,312,500	0.550	1,312,500	0.550	1,062,500	0.562
Options Exercisable at the End of the Year	1,312,500	0.550	1,312,500	0.550	62,500	1.556